Share-based payment arrangements - Schedule of Assumptions Used to Estimate the Fair Value of Options Granted (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of range of exercise prices of outstanding share options [line items]
Expected dividends (in CDN$ per share)	$ 0	$ 0
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate	2.50%	3.00%
Expected volatility (range)	39.00%	37.00%
Expected life (range)	1 year 10 months 28 days	1 year 3 months
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate	2.90%	4.30%
Expected volatility (range)	42.00%	53.00%
Expected life (range)	4 years 9 months	3 years 11 months 8 days